EQUITY INVESTMENTS - Narrative (Details) $ in Millions	1 Months Ended		12 Months Ended
	Oct. 31, 2017 CAD ($)	Aug. 31, 2017 CAD ($)	Dec. 31, 2019 CAD ($)	Dec. 31, 2018 CAD ($)	Dec. 31, 2017 CAD ($)	Dec. 31, 2019 MXN ($)	Dec. 31, 2018 MXN ($)	Dec. 31, 2017 MXN ($)
Equity Investments
Distributions received from equity investments			$ 1,399	$ 1,106	$ 1,332
Returns of capital			186	121	362
Contributions to equity investments			602	1,015	1,681
Foreign exchange gain (loss)			53	(5)	(63)
Joint Venture | Revolving credit facility | Unsecured Loan Facility
Equity Investments
Credit facility, amount								$ 21,300,000,000
TransGas
Equity Investments
Asset impairment charges		$ 12
Ownership interest percentage		46.50%
Contract term		20 years
TransGas | Mexico Natural Gas Pipelines
Equity Investments
Ownership interest percentage		0.00%
Canaport Energy East Marine Terminal Limited Partnership | Liquids Pipelines | Energy East, Eastern Mainline and Upland projects
Equity Investments
Asset impairment charges	$ 20
Sur de Texas
Equity Investments
Contributions to equity investments			32	179	977
Sur de Texas | Joint Venture
Equity Investments
Loans receivable from affiliates			1,400	1,300		$ 20,900,000,000	$ 18,900,000,000
Interest income, related party			147	120	34
Foreign exchange gain (loss)			$ 53	$ (5)	$ (63)
Sur de Texas | Mexico Natural Gas Pipelines
Equity Investments
Ownership interest percentage			60.00%			60.00%